JPMORGAN TRUST I

J.P. Morgan U.S. Equity Funds
JPMorgan Diversified Fund
JPMorgan Dynamic Small Cap Growth Fund
JPMorgan Growth and Income Fund
JPMorgan Small Cap Equity Fund
JPMorgan U.S. Equity Fund
Prospectuses dated November 1, 2008

J.P. Morgan Municipal Bond Funds
JPMorgan Intermediate Tax Free Bond Fund
JPMorgan New York Tax Free Bond Fund
Prospectus dated July 1, 2009

J.P. Morgan Tax Aware Funds
JPMorgan Tax Aware U.S. Equity Fund
Prospectus dated February 28, 2009

J.P. Morgan International Equity Funds
JPMorgan Emerging Markets Equity Fund
JPMorgan International Equity Fund
JPMorgan International Opportunities Fund
JPMorgan International Small Cap Equity Fund
JPMorgan International Value Fund
JPMorgan Intrepid European Fund
JPMorgan Intrepid Japan Fund
Prospectuses dated February 28, 2009

J.P. Morgan Specialty Funds
JPMorgan Market Neutral Fund
Prospectuses dated February 28, 2009

J.P. Morgan Money Market Funds
JPMorgan Prime Money Market Fund
Prospectus dated July 1, 2009

JPMORGAN TRUST II

J.P. Morgan U.S. Equity Funds
JPMorgan Equity Income Fund
JPMorgan Equity Index Fund
JPMorgan Intrepid Mid Cap Fund
JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
JPMorgan Market Expansion Index Fund JPMorgan Mid Cap Growth Fund
JPMorgan Multi-Cap Market Neutral Fund
JPMorgan Small Cap Growth Fund
JPMorgan Small Cap Value Fund
Prospectuses dated November 1, 2008

J.P. Morgan Money Market Funds
JPMorgan Liquid Assets Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund
Prospectus dated July 1, 2009

J.P. Morgan Income Funds
JPMorgan Core Bond Fund
JPMorgan Core Plus Bond Fund
JPMorgan Government Bond Fund
JPMorgan High Yield Bond Fund
JPMorgan Short Duration Bond Fund
JPMorgan Treasury & Agency Fund
JPMorgan Limited Duration Bond Fund
(formerly known as JPMorgan Ultra Short Duration Bond Fund)
Prospectus dated July 1, 2009

J.P. Morgan Municipal Bond Funds
JPMorgan Arizona Municipal Bond Fund
JPMorgan Michigan Municipal Bond Fund
JPMorgan Municipal Income Fund
JPMorgan Ohio Municipal Bond Fund
JPMorgan Short-Intermediate Municipal Bond Fund
JPMorgan Tax Free Bond Fund
Prospectus dated July 1, 2009

J.P. Morgan International Equity Funds
JPMorgan International Equity Index Fund
Prospectus dated February 28, 2009

J.P. Morgan Investor Funds
JPMorgan Investor Balanced Fund
JPMorgan Investor Conservative Growth Fund
JPMorgan Investor Growth & Income Fund
JPMorgan Investor Growth Fund
Prospectus dated November 1, 2008

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

J.P. Morgan U.S. Equity Funds
JPMorgan Growth Advantage Fund
Prospectuses dated November 1, 2008

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

J.P. Morgan U.S. Equity Funds
JPMorgan Mid Cap Value Fund
Prospectus dated November 1, 2008

UNDISCOVERED MANAGERS FUNDS

Undiscovered Managers Funds
Undiscovered Managers Behavioral Growth Fund
Undiscovered Managers Behavioral Value Fund
JPMorgan Realty Income Fund
Prospectus dated December 31, 2008

JPMORGAN VALUE OPPORTUNITIES FUND, INC.

JPMorgan Value Opportunities Fund
Prospectus dated November 1, 2008
(collectively, the “Funds”)
(Class B Shares)

Supplement dated September [4], 2009
to the Prospectuses as dated above, as supplemented

Effective November 1, 2009 (the “Effective Date”), Class B Shares of each Fund may not be purchased or acquired by new or existing shareholders, except through exchanges and dividend reinvestments as discussed below.

Shareholders who have invested in Class B Shares prior to the Effective Date may continue to hold their Class B Shares until they convert automatically to Class A Shares, as described in each Fund’s Prospectus. Until the Class B conversion, Class B shareholders may also continue to reinvest dividends and capital gains into Class B Shares and exchange their Class B Shares for Class B Shares of other J.P. Morgan Funds, as permitted by the current exchange privileges. For Class B Shares outstanding on the Effective Date and Class B Shares acquired upon reinvestment of dividends or through an exchange of Class B Shares from another J.P. Morgan Fund, all Class B attributes, including the associated Rule 12b-1 fee, any applicable contingent deferred sales charges, shareholder service fee and conversion features, will continue.

Additional purchase requests for a Fund’s Class B Shares received by theFunds after the Effective Date will not be accepted.  However, exceptions may be made when necessary for certain non-IRA retirement plans as determined by the Funds’ distributor.

Effective September [4], 2009,  Class B shareholders may purchase Class A or Class C Shares of the same Fund without regard to the normal initial investment minimum for such shares.  This waiver of the initial investment minimum includes purchases directly into the Fund and through Systematic Investment Plans. However, these purchases will be subject to any applicable sales load, [as well as any subsequent investment amount requirements], as described in each Fund’s Prospectus.

Class B shareholders with Systematic Investment Plans involving investments into Class B Shares will no longer be able to make automatic investments into Class B Shares after the Effective Date.  Shareholders who do not want their automatic investments to be discontinued must provide alternative investment instructions  prior to the Effective Date.  Such investment instructions may include investments into another class of the same Fund or another class of a different Fund.

No new Systematic Investment Plans will be established in Class B Shares beginning September [4], 2009.  New Fund direct accounts in Class B Shares can be opened until the Effective Date, but if you plan to open a new Class B account through a Financial Intermediary, please contact your Financial Intermediary to determine whether it is still opening new accounts in Class B Shares.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-CLASSB-909